Accounts Receivable, Net - Schedule of Credit Loss (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Credit Loss [Abstract]
Balance at the beginning of the period	$ 1,003,799	$ 1,011,601
Current period addition	32,370	81,616
Write-off
Reversal	(81,026)	(166,220)
Foreign currency translation adjustment	(32,900)	10,769
Balance at the end of the period	$ 922,243	$ 937,766